PGIM QMA Commodity Strategies Fund
Consolidated Schedule of Investments (unaudited) as of October 31, 2019
Description	Shares	Value
Short-Term Investments 100.9%
Unaffiliated Mutual Fund 46.3%
Dreyfus Treasury Securities Cash Management(bb) (cost $10,189,892)	10,189,892	$ 10,189,892

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations(n) 54.6%
U.S. Treasury Bills	1.879%	12/19/19(k)	10,500	10,479,908
U.S. Treasury Bills	1.919	12/19/19(bb)(k)	1,525	1,522,082

Total U.S. Treasury Obligations (cost $11,994,929)				12,001,990

TOTAL INVESTMENTS 100.9% (cost $22,184,821)				22,191,882
Liabilities in excess of other assets(z) (0.9)%				(202,413)

Net Assets 100.0%				$ 21,989,469

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

LME—London Metal Exchange
PRI—Primary Rate Interface
RBOB—Reformulated Gasoline Blendstock for Oxygen Blending
ULSD—Ultra-Low Sulfur Diesel
WTI—West Texas Intermediate

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(bb)	Represents security, or a portion thereof, held in the Cayman Subsidiary.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown is the effective yield at purchase date.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Consolidated Schedule of Investments:
Commodity Futures contracts outstanding at October 31, 2019(1):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation Depreciation
Long Positions:
27	Brent Crude	Jan. 2020	$1,609,740	$ (26,360)
5	Coffee ’C’	Dec. 2019	191,156	5,674
27	Copper	Dec. 2019	1,780,650	45,253
74	Corn	Dec. 2019	1,443,000	66,385

PGIM QMA Commodity Strategies Fund
Consolidated Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Commodity Futures contracts outstanding at October 31, 2019(1) (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation Depreciation
Long Positions (cont’d):
16	Cotton No. 2	Dec. 2019	$ 515,520	$ 19,565
8	Gasoline RBOB	Jan. 2020	528,125	(6,756)
19	Gold 100 OZ	Dec. 2019	2,878,120	124,914
11	Hard Red Winter Wheat	Dec. 2019	230,863	7,731
18	Lean Hogs	Dec. 2019	475,200	(12,773)
26	Live Cattle	Dec. 2019	1,219,140	70,917
11	LME Nickel	Nov. 2019	1,101,606	(78,283)
24	LME PRI Aluminum	Nov. 2019	1,056,900	(37,706)
17	LME Zinc	Nov. 2019	1,073,125	64,242
10	Low Sulphur Gas Oil	Nov. 2019	567,000	(8,768)
62	Natural Gas	Jan. 2020	1,693,840	123,841
6	NY Harbor ULSD	Jan. 2020	470,811	(21,062)
8	Silver	Dec. 2019	722,680	36,061
20	Soybean	Jan. 2020	932,250	(15,808)
23	Soybean Meal	Dec. 2019	700,120	(18,947)
21	Soybean Oil	Dec. 2019	387,450	16,673
33	Sugar #11 (World)	Mar. 2020	461,261	(7,859)
22	Wheat	Dec. 2019	559,625	20,059
32	WTI Crude	Dec. 2019	1,733,760	35,763
				402,756
Short Positions:
1	LME Nickel	Nov. 2019	100,146	6,136
3	LME PRI Aluminum	Nov. 2019	132,112	(1,026)
2	LME Zinc	Nov. 2019	126,250	(3,170)
				1,940
				$404,696

(1)    Represents positions held in the Cayman Subsidiary.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
2